LEASE - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 15
2023	7
Total	22
Less: imputed interest	(1)
Present value of lease liabilities	$ 21	$ 1,005